Delaware VIP® Trust — Delaware VIP Diversified Income Series
Schedule of investments
September 30, 2019 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Asset-Backed			Agency Collateralized Mortgage
Securities - 0.01%			Obligations (continued)
Fannie Mae Grantor Trust			Fannie Mae REMICs
Series 2003-T4 2A5			Series 2013-103 SK 3.902% (5.92%
4.675% 9/26/33 •	145,805	$163,985	minus LIBOR01M, Cap 5.92%)
Fannie Mae REMIC Trust			10/25/43 S•	3,510,287	$700,048
Series 2002-W11 AV1 2.568%			Series 2014-64 IT 3.50% 6/25/41 S	284,846	16,186
(LIBOR01M + 0.34%, Floor 0.17%)			Series 2014-77 AI 3.00% 10/25/40 S	42,385	2,682
11/25/32 •	654	641	Series 2015-43 PZ 3.50% 6/25/45	1,140,245	1,189,782
Total Agency Asset-Backed Securities			Series 2015-44 AI 3.50% 1/25/34 S	49,359	3,560
			Series 2015-45 AI 3.00% 1/25/33 S	50,729	2,988
(cost $145,820)		164,626	Series 2015-56 MI 3.50% 10/25/41 S	943,418	83,183
Agency Collateralized Mortgage			Series 2015-89 AZ 3.50% 12/25/45	367,019	391,130
Obligations - 2.10%			Series 2016-23 AI 3.50% 2/25/41 S	835,348	58,971
Fannie Mae Connecticut Avenue			Series 2016-36 SB 3.982% (6.00%
Securities			minus LIBOR01M, Cap 6.00%)
Series 2017-C04 2M2 4.868%			3/25/43 S•	1,304,884	147,385
(LIBOR01M + 2.85%) 11/25/29 •	990,000	1,020,099	Series 2016-40 IO 3.50% 7/25/36 S	518,361	60,462
Series 2018-C02 2M2 4.218%			Series 2016-50 IB 3.00% 2/25/46 S	255,972	30,152
(LIBOR01M + 2.20%, Floor 2.20%)			Series 2016-60 LI 3.00% 9/25/46 S	2,617,956	287,080
8/25/30 •	1,530,000	1,540,961	Series 2016-62 SA 3.982% (6.00%
Series 2018-C03 1M2 4.168%			minus LIBOR01M, Cap 6.00%)
(LIBOR01M + 2.15%, Floor 2.15%)			9/25/46 S•	3,742,518	890,415
			Series 2016-64 CI 3.50% 7/25/43 S	1,887,455	133,768
10/25/30 •	1,750,000	1,763,411	Series 2016-99 DI 3.50% 1/25/46 S	1,140,224	112,589
Series 2018-C05 1M2 4.368%
			Series 2016-105 SA 3.982% (6.00%
(LIBOR01M + 2.35%, Floor 2.35%)
			minus LIBOR01M, Cap 6.00%)
1/25/31 •	1,295,000	1,309,693	1/25/47 S•	2,521,177	449,590
Fannie Mae Grantor Trust			Series 2017-4 AI 3.50% 5/25/41 S	1,886,232	85,649
Series 1999-T2 A1 7.50% 1/19/39 •	269	293	Series 2017-4 BI 3.50% 5/25/41 S	1,161,269	66,192
Series 2002-T4 A3 7.50% 12/25/41	5,276	6,141	Series 2017-6 NI 3.50% 3/25/46 S	228,352	18,812
Series 2004-T1 1A2 6.50% 1/25/44	3,669	4,206	Series 2017-12 JI 3.50% 5/25/40 S	956,699	77,149
Fannie Mae Interest Strip
Series 419 C3 3.00% 11/25/43 S	1,048,751	154,747	Series 2017-16 WI 3.00% 1/25/45 S	903,800	65,666
			Series 2017-25 BL 3.00% 4/25/47	389,000	393,189
Fannie Mae REMIC Trust
			Series 2017-40 GZ 3.50% 5/25/47	879,209	964,892
Series 2002-W6 2A1 7.00% 6/25/42 • .	11,865	13,210
			Series 2017-77 HZ 3.50% 10/25/47	1,256,852	1,317,856
Series 2004-W11 1A2 6.50% 5/25/44 .	19,684	22,641
			Series 2017-94 CZ 3.50% 11/25/47	788,059	825,712
Fannie Mae REMICs
			Freddie Mac REMICs
Series 2008-15 SB 4.582% (6.60%			Series 4050 EI 4.00% 2/15/39 S	1,627,077	69,010
minus LIBOR01M, Cap 6.60%)			Series 4150 UI 3.50% 8/15/32 S	4,054,459	282,850
8/25/36 S•	206,625	38,316	Series 4153 IB 2.50% 1/15/28 S	896,128	57,050
Series 2010-116 Z 4.00% 10/25/40	26,409	28,084	Series 4156 AI 3.00% 10/15/31 S	942,702	65,215
Series 2012-99 AI 3.50% 5/25/39 S	1,033,047	43,998	Series 4342 CI 3.00% 11/15/33 S	658,573	57,441
Series 2012-115 MI 3.50% 3/25/42 S	447,593	40,455	Series 4433 DI 3.00% 8/15/32 S	38,500	2,055
Series 2012-121 ID 3.00% 11/25/27 S .	81,399	5,917	Series 4449 PI 4.00% 11/15/43 S	56,883	6,853
Series 2012-125 MI 3.50% 11/25/42 S.	43,095	5,349	Series 4504 IO 3.50% 5/15/42 S	867,042	46,593
Series 2012-137 WI 3.50% 12/25/32 S.	648,456	77,125	Series 4527 CI 3.50% 2/15/44 S	2,755,119	292,989
Series 2013-23 IL 3.00% 3/25/33 S	60,676	6,665	Series 4543 HI 3.00% 4/15/44 S	1,082,311	103,481
Series 2013-28 YB 3.00% 4/25/43	52,000	54,916	Series 4618 SA 3.973% (6.00% minus
Series 2013-35 IG 3.00% 4/25/28 S	1,551,944	121,838	LIBOR01M, Cap 6.00%) 9/15/46 S•	1,460,732	352,199
Series 2013-44 Z 3.00% 5/25/43	73,176	74,200	Series 4625 BI 3.50% 6/15/46 S	3,784,723	499,063
			Series 4644 GI 3.50% 5/15/40 S	1,405,894	78,381

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-1

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Collateralized Mortgage			Agency Collateralized Mortgage
Obligations (continued)			Obligations (continued)
Freddie Mac REMICs			GNMA
Series 4648 SA 3.973% (6.00% minus			Series 2016-108 SK 4.006% (6.05%
LIBOR01M, Cap 6.00%) 1/15/47 S•	2,890,361	$559,035	minus LIBOR01M, Cap 6.05%)
Series 4656 HI 3.50% 5/15/42 S	51,535	1,931	8/20/46 S•	3,299,563	$ 761,454
Series 4665 NI 3.50% 7/15/41 S	5,673,714	258,817	Series 2016-108 YL 3.00% 8/20/46	3,164,000	3,204,786
Series 4667 CI 3.50% 7/15/40 S	115,657	4,846	Series 2016-118 ES 4.056% (6.10%
Series 4667 LI 3.50% 10/15/43 S	744,385	48,992	minus LIBOR01M, Cap 6.10%)
Series 4669 QI 3.50% 6/15/41 S	448,467	31,115	9/20/46 S•	2,503,001	531,504
Series 4673 WI 3.50% 9/15/43 S	1,660,278	83,077	Series 2016-126 NS 4.056% (6.10%
Series 4674 GI 3.50% 10/15/40 S	102,302	3,935	minus LIBOR01M, Cap 6.10%)
Series 4676 KZ 2.50% 7/15/45	860,392	852,352	9/20/46 S•	2,403,286	512,335
Freddie Mac Strips			Series 2016-134 MZ 3.00% 10/20/46	1,593,332	1,592,661
Series 319 S2 3.973% (6.00% minus			Series 2016-156 PB 2.00% 11/20/46	794,000	737,147
LIBOR01M, Cap 6.00%) 11/15/43 S•	1,338,452	225,675	Series 2016-163 XI 3.00% 10/20/46 S	0	0
Freddie Mac Structured Agency Credit			Series 2017-4 WI 4.00% 2/20/44 S	1,392,245	175,849
Risk Debt Notes			Series 2017-18 QI 4.00% 3/16/41 S	2,196,611	251,424
Series 2015-DNA3 M2 4.868%			Series 2017-18 QS 4.073% (6.10%
(LIBOR01M + 2.85%) 4/25/28 •	496,295	501,159	minus LIBOR01M, Cap 6.10%)
Series 2016-DNA3 M2 4.018%			2/16/47 S•	2,779,941	535,921
(LIBOR01M + 2.00%) 12/25/28 •	208,872	209,421	Series 2017-34 DY 3.50% 3/20/47	2,067,000	2,272,057
Series 2016-DNA4 M2 3.318%			Series 2017-56 JZ 3.00% 4/20/47	759,017	788,978
(LIBOR01M + 1.30%, Floor 1.30%)			Series 2017-107 QZ 3.00% 8/20/45	573,018	586,349
3/25/29 •	358,688	359,624	Series 2017-121 IL 3.00% 2/20/42 S	141,396	7,704
Series 2017-DNA1 M2 5.268%			Series 2017-130 YJ 2.50% 8/20/47	665,000	679,261
(LIBOR01M + 3.25%, Floor 3.25%)			Series 2017-134 ES 4.156% (6.20%
7/25/29 •	2,250,000	2,358,826	minus LIBOR01M, Cap 6.20%)
Series 2017-DNA3 M2 4.518%			9/20/47 S•	1,848,832	312,708
(LIBOR01M + 2.50%) 3/25/30 •	6,530,000	6,669,427	Series 2017-134 KI 4.00% 5/20/44 S	2,178,476	220,225
Series 2017-HQA2 M2AS 3.068%			Series 2017-141 JS 4.156% (6.20%
(LIBOR01M + 1.05%) 12/25/29 •	700,000	690,278	minus LIBOR01M, Cap 6.20%)
Series 2017-HQA3 M2 4.368%			9/20/47 S•	2,854,634	511,434
(LIBOR01M + 2.35%) 4/25/30 •	4,685,000	4,739,469	Series 2017-144 EI 3.00% 12/20/44 S	3,609,839	187,023
Series 2018-HQA1 M2 4.318%			Series 2018-11 AI 3.00% 1/20/46 S	0	0
(LIBOR01M + 2.30%) 9/25/30 •	2,000,000	2,019,416	Series 2018-13 PZ 3.00% 1/20/48	557,139	556,430
Freddie Mac Structured Pass Through			Series 2018-34 TY 3.50% 3/20/48	476,000	502,323
Certificates			Series 2018-37 SA 4.156% (6.20%
Series T-54 2A 6.50% 2/25/43 ◆	9,020	10,840	minus LIBOR01M, Cap 6.20%)
Series T-58 2A 6.50% 9/25/43 ◆	3,142	3,579	3/20/48 S•	1,976,932	357,542
GNMA			Total Agency Collateralized Mortgage
Series 2013-113 LY 3.00% 5/20/43	378,000	395,399	Obligations (cost $53,558,331)		52,611,964
Series 2015-74 CI 3.00% 10/16/39 S	1,936,022	149,913
Series 2015-142 AI 4.00% 2/20/44 S	524,479	39,629	Agency Commercial Mortgage-Backed
Series 2016-32 MS 4.006% (6.05%			Securities - 1.03%
minus LIBOR01M, Cap 6.05%)			Freddie Mac Multifamily Structured
3/20/46 S•	137,550	27,600	Pass Through Certificates
Series 2016-89 QS 4.006% (6.05%			Series X3FX A2FX 3.00% 6/25/27 ◆	2,545,000	2,663,274
minus LIBOR01M, Cap 6.05%)			FREMF Mortgage Trust
7/20/46 S•	2,208,771	461,961	Series 2010-K8 B 144A
			5.446% 9/25/43 #•	2,040,000	2,068,873

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-2

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Commercial Mortgage-Backed			Agency Mortgage-Backed
Securities (continued)			Securities (continued)
FREMF Mortgage Trust			Fannie Mae S. F. 30 yr
Series 2011-K14 B 144A			4.50% 6/1/40	780,330	$ 844,617
5.355% 2/25/47 #•	820,000	$854,596	4.50% 7/1/40	767,224	837,812
Series 2011-K15 B 144A			4.50% 8/1/41	1,860,105	2,044,067
5.129% 8/25/44 #•	195,000	203,714	4.50% 5/1/46	154,000	166,728
Series 2012-K18 B 144A			4.50% 4/1/48	848,000	918,081
4.393% 1/25/45 #•	2,000,000	2,084,515	4.50% 12/1/48	916,639	967,085
Series 2012-K22 B 144A			5.00% 6/1/44	1,952,871	2,166,796
3.812% 8/25/45 #•	1,730,000	1,794,804	5.00% 7/1/47	1,230,114	1,357,304
Series 2013-K25 C 144A			5.50% 5/1/44	20,049,070	22,650,039
3.744% 11/25/45 #•	1,500,000	1,545,970	5.50% 8/1/48	1,874,735	2,067,485
Series 2013-K28 B 144A			6.00% 6/1/41	4,237,020	4,875,676
			6.00% 7/1/41	21,767,798	25,054,139
3.609% 6/25/46 #•	2,400,000	2,493,950	6.00% 1/1/42	3,640,784	4,189,838
Series 2013-K712 B 144A			Fannie Mae S. F. 30 yr TBA
3.401% 5/25/45 #•	990,000	988,959	3.50% y	1,626,000	1,668,238
Series 2013-K713 B 144A			Freddie Mac S. F. 30 yr
3.261% 4/25/46 #•	605,000	606,515	3.00% 12/1/48	32,201,234	32,948,477
Series 2013-K713 C 144A			3.50% 11/1/48	6,763,496	7,105,526
3.261% 4/25/46 #•	2,275,000	2,277,635	3.50% 10/1/49	8,347,000	8,577,837
Series 2014-K717 B 144A			4.50% 7/1/45	6,129,712	6,644,941
3.754% 11/25/47 #•	3,205,000	3,284,314	5.00% 12/1/44	2,839,141	3,137,141
Series 2014-K717 C 144A			5.50% 6/1/41	3,723,389	4,204,576
3.754% 11/25/47 #•	1,055,000	1,073,713	5.50% 9/1/41	6,844,332	7,731,039
Series 2015-K48 B 144A			6.00% 7/1/40	10,374,243	11,939,232
3.762% 8/25/48 #•	1,300,000	1,344,542	GNMA II S. F. 30 yr
Series 2016-K53 B 144A			5.50% 5/20/37	229,283	257,550
4.157% 3/25/49 #•	530,000	565,126	6.00% 2/20/39	243,641	273,142
Series 2016-K722 B 144A			6.00% 10/20/39	1,025,692	1,134,823
3.973% 7/25/49 #•	580,000	605,413	6.00% 2/20/40	1,049,223	1,191,623
Series 2017-K71 B 144A			6.00% 4/20/46	302,708	334,379
3.882% 11/25/50 #•	1,175,000	1,241,259	Total Agency Mortgage-Backed
Total Agency Commercial			Securities (cost $366,985,416)		374,676,367
Mortgage-Backed Securities			Collateralized Debt
(cost $25,143,248)		25,697,172	Obligations - 1.98%
Agency Mortgage-Backed			Apex Credit CLO
Securities - 14.97%			Series 2017-1A A1 144A 3.753%
Fannie Mae ARM			(LIBOR03M + 1.47%, Floor 1.47%)
4.469% (LIBOR12M + 1.83%, Cap			4/24/29#•	3,405,000	3,404,340
10.16%, Floor 1.83%) 8/1/35 •	10,427	10,968	Series 2018-1A A2 144A 3.306%
Fannie Mae S. F. 30 yr			(LIBOR03M + 1.03%) 4/25/31 #•	6,200,000	6,002,815
3.00% 10/1/46	14,727,261	15,088,490	Atlas Senior Loan Fund X
3.00% 4/1/47	1,896,006	1,942,097	Series 2018-10A A 144A 3.393%
3.00% 7/1/49	2,332,456	2,368,563	(LIBOR03M + 1.09%) 1/15/31 #•	3,400,000	3,379,600
3.50% 2/1/48	5,653,227	5,904,424	CFIP CLO
3.50% 3/1/48	11,786,896	12,185,628	Series 2017-1A A 144A 3.52%
3.50% 7/1/48	22,394,791	23,114,223	(LIBOR03M + 1.22%) 1/18/30 #•	6,300,000	6,285,453
3.50% 6/1/49	56,231,365	57,799,326	Galaxy XXI CLO
4.00% 4/1/49	96,627,249	100,191,267	Series 2015-21A AR 144A 3.298%
4.50% 11/1/39	715,197	783,190	(LIBOR03M + 1.02%) 4/20/31 #•	3,000,000	2,970,489

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-3

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Collateralized Debt			Corporate Bonds (continued)
Obligations (continued)			Banking (continued)
KKR Financial CLO			Banco Santander 3.306% 6/27/29	2,200,000	$2,276,294
Series 2013-1A A1R 144A 3.593%			Bangkok Bank 144A 3.733%
(LIBOR03M + 1.29%) 4/15/29 #•	3,000,000	$3,001,500	9/25/34 #µ	1,255,000	1,275,978
Man GLG US CLO			Bank of America
Series 2018-1A A1R 144A 3.418%			3.194% 7/23/30 µ	2,695,000	2,784,539
(LIBOR03M + 1.14%) 4/22/30 #•	8,200,000	8,127,036	3.458% 3/15/25 µ	3,775,000	3,940,945
Mariner CLO 5			Bank of China 144A 5.00% 11/13/24 #	1,655,000	1,804,317
Series 2018-5A A 144A 3.386%			Bank of Georgia 144A 6.00% 7/26/23 # .	1,305,000	1,345,916
			BB&T
(LIBOR03M + 1.11%, Floor 1.11%)			2.50% 8/1/24	1,420,000	1,432,405
4/25/31 #•	4,600,000	4,572,529	3.75% 12/6/23	1,105,000	1,170,085
Midocean Credit CLO IX			BBVA Bancomer 144A 6.75% 9/30/22 #.	796,000	871,620
Series 2018-9A A1 144A 3.428%			BBVA USA
(LIBOR03M + 1.15%, Floor 1.15%)			2.875% 6/29/22	3,505,000	3,553,659
7/20/31 #•	3,000,000	2,973,909	3.875% 4/10/25	2,280,000	2,376,065
Midocean Credit CLO VIII			Branch Banking & Trust 2.636%
Series 2018-8A A1 144A 3.286%			9/17/29 µ	3,075,000	3,057,254
(LIBOR03M + 1.15%) 2/20/31 #•	3,000,000	2,975,688	Citibank 3.40% 7/23/21	1,310,000	1,342,169
Saranac CLO VII			Credit Suisse Group
Series 2014-2A A1AR 144A 3.366%			144A 2.593% 9/11/25 #µ	2,350,000	2,329,495
(LIBOR03M + 1.23%) 11/20/29 #•	3,000,000	2,984,250	144A 6.25% #µy	5,560,000	5,895,379
Steele Creek CLO			144A 7.25% #µy	2,585,000	2,768,160
Series 2017-1A A 144A 3.553%			DBS Group Holdings 144A 4.52%
(LIBOR03M + 1.25%) 1/15/30 #•	2,000,000	1,996,386	12/11/28 #µ	1,175,000	1,250,019
Venture CDO			Fifth Third Bancorp
Series 2016-25A A1 144A 3.768%			3.65% 1/25/24	820,000	865,004
(LIBOR03M + 1.49%) 4/20/29 #•	980,000	979,714	3.95% 3/14/28	6,190,000	6,782,264
			Goldman Sachs Group 6.00% 6/15/20	6,485,000	6,657,743
Total Collateralized Debt Obligations			Huntington Bancshares 2.30% 1/14/22 .	1,595,000	1,604,216
(cost $50,089,404)		49,653,709	JPMorgan Chase & Co.
Convertible Bonds - 0.12%			2.739% 10/15/30 µ	1,875,000	1,865,993
GAIN Capital Holdings 5.00% exercise			3.702% 5/6/30 µ	230,000	246,921
price $8.20, maturity date 8/15/22	1,319,000	1,238,494	4.023% 12/5/24 µ	7,040,000	7,513,805
Huron Consulting Group 1.25% exercise			5.00% µy	2,930,000	3,014,237
			KeyBank
price $79.89, maturity date 10/1/19	1,734,000	1,731,365
			2.30% 9/14/22	1,990,000	2,000,857
Total Convertible Bonds			3.40% 5/20/26	3,545,000	3,698,761
(cost $3,081,377)		2,969,859	6.95% 2/1/28	4,255,000	5,349,003
Corporate Bonds - 39.75%			Morgan Stanley
Automotive - 0.02%			3.407% (LIBOR03M + 1.22%)
Allison Transmission 144A 5.875%			5/8/24 •	3,605,000	3,656,948
6/1/29 #	335,000	364,313	5.00% 11/24/25	3,415,000	3,829,328
		364,313	5.50% 1/26/20	1,060,000	1,071,476
			PNC Bank
Banking - 6.10%			2.70% 11/1/22	1,080,000	1,096,063
Akbank T. A. S. 144A 7.20% 3/16/27 #µ	1,915,000	1,796,448	4.05% 7/26/28	3,920,000	4,323,508
Banco de Credito del Peru 144A 2.70%			PNC Financial Services Group 2.60%
1/11/25 #	850,000	851,063	7/23/26	3,940,000	3,992,753
Banco de Credito e Inversiones 144A			Popular 6.125% 9/14/23	680,000	742,084
3.50% 10/12/27 #	1,585,000	1,661,674	Royal Bank of Scotland Group 8.625%
Banco Mercantil del Norte 144A 6.75%			µy	4,640,000	4,980,344
#µy	700,000	700,910	Santander UK 144A 5.00% 11/7/23 #	1,490,000	1,584,546

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-4

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Banking (continued)			Basic Industry (continued)
State Street 3.10% 5/15/23	1,360,000	$1,408,461	LYB International Finance III 4.20%
SunTrust Banks			10/15/49	1,625,000	$ 1,615,475
2.45% 8/1/22	1,830,000	1,850,394	Methanex 5.25% 12/15/29	1,475,000	1,484,150
2.70% 1/27/22	2,525,000	2,554,127	Minera Mexico 144A 4.50% 1/26/50 #	1,810,000	1,787,375
3.00% 2/2/23	1,595,000	1,635,862	Newmont Goldcorp 2.80% 10/1/29	7,585,000	7,502,365
3.30% 5/15/26	1,245,000	1,293,130	NOVA Chemicals 144A 5.00% 5/1/25 #	602,000	615,545
4.00% 5/1/25	250,000	270,459	Novelis 144A 6.25% 8/15/24 #	255,000	267,113
SVB Financial Group 3.50% 1/29/25	1,350,000	1,391,781	Novolipetsk Steel Via Steel Funding DAC
Turkiye Garanti Bankasi 144A 6.25%			144A 4.00% 9/21/24 #	1,865,000	1,929,354
4/20/21 #	1,350,000	1,388,154	OCP 144A 4.50% 10/22/25 #	1,765,000	1,859,869
UBS Group Funding Switzerland			Olin
144A 4.125% 9/24/25 #	2,265,000	2,449,239	5.00% 2/1/30	2,320,000	2,332,412
6.875% µy	5,110,000	5,314,707	5.625% 8/1/29	160,000	166,848
7.125% µy	785,000	825,231	Orbia Advance 144A 5.50% 1/15/48 #	1,380,000	1,393,814
US Bancorp			Petkim Petrokimya Holding 144A
3.00% 7/30/29	2,380,000	2,458,487	5.875% 1/26/23 #	1,285,000	1,267,484
3.10% 4/27/26	195,000	202,719	Phosagro OAO Via Phosagro Bond
3.375% 2/5/24	4,245,000	4,471,000	Funding DAC 144A 3.95% 11/3/21 #	1,720,000	1,755,449
3.60% 9/11/24	2,640,000	2,811,350	RPM International 4.55% 3/1/29	3,595,000	3,906,455
3.95% 11/17/25	4,590,000	5,051,350	SASOL Financing USA
US Bank 3.40% 7/24/23	1,505,000	1,578,360	5.875% 3/27/24	6,850,000	7,405,385
USB Capital IX 3.50% (LIBOR03M +			6.50% 9/27/28	595,000	658,286
1.02%) y•	5,795,000	4,949,046	Sociedad Quimica y Minera de Chile
Woori Bank 144A 4.75% 4/30/24 #	1,250,000	1,342,986	144A 4.25% 5/7/29 #	1,265,000	1,350,071
		152,607,091	Standard Industries 144A 5.00%
Basic Industry - 3.31%			2/15/27 #	1,135,000	1,177,903
Alpek 144A 4.25% 9/18/29 #	970,000	978,973	Steel Dynamics 5.50% 10/1/24	595,000	612,136
BHP Billiton Finance USA 144A 6.25%			Suzano Austria 5.00% 1/15/30	1,810,000	1,818,055
10/19/75 #µ	6,170,000	6,401,498	Syngenta Finance
Bioceanico Sovereign Certificate 144A			144A 3.933% 4/23/21 #	1,615,000	1,645,006
2.884% 6/5/34 #	1,445,000	1,009,694	144A 4.441% 4/24/23 #	960,000	1,003,923
BMC East 144A 5.50% 10/1/24 #	645,000	672,630	144A 5.182% 4/24/28 #	3,225,000	3,431,594
Boise Cascade 144A 5.625% 9/1/24 #	265,000	275,269	Tronox Finance 144A 5.75% 10/1/25 #	390,000	370,793
Braskem Finance 6.45% 2/3/24	2,030,000	2,245,687	Usiminas International 144A 5.875%
CSN Resources 144A 7.625%			7/18/26 #	1,665,000	1,683,232
2/13/23 #	1,410,000	1,475,213	Vedanta Resources 144A 7.125%
Cydsa 144A 6.25% 10/4/27 #	1,330,000	1,361,601	5/31/23 #	1,345,000	1,330,541
Equate Petrochemical 144A 3.00%			Westlake Chemical 4.375% 11/15/47	1,465,000	1,443,344
3/3/22 #	1,370,000	1,379,050			82,908,446
FMC 3.45% 10/1/29	1,750,000	1,775,197	Brokerage - 0.30%
Freeport-McMoRan 5.45% 3/15/43	455,000	411,948	Intercontinental Exchange
Georgia-Pacific 8.00% 1/15/24	5,305,000	6,535,252	3.45% 9/21/23	590,000	618,112
Gold Fields Orogen Holdings BVI 144A			3.75% 9/21/28	495,000	543,525
6.125% 5/15/29 #	1,755,000	1,961,213	Jefferies Group
Hudbay Minerals 144A 7.625%			4.15% 1/23/30	2,135,000	2,135,156
1/15/25 #	395,000	402,406	6.45% 6/8/27	893,000	1,035,810
Israel Chemicals 144A 6.375%			6.50% 1/20/43	750,000	866,212
5/31/38 #	1,525,000	1,872,181	Lazard Group 3.75% 2/13/25	645,000	674,679
Joseph T Ryerson & Son 144A 11.00%			Nuveen Finance 144A 4.125%
5/15/22 #	440,000	465,300	11/1/24 #	1,615,000	1,746,490
Klabin Austria 144A 7.00% 4/3/49 #	1,755,000	1,871,357			7,619,984

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-5

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Capital Goods - 1.97%			Communications (continued)
3M			Comunicaciones Celulares 144A 6.875%
2.00% 2/14/25	2,135,000	$ 2,123,522	2/6/24#	1,265,000	$1,306,113
2.375% 8/26/29	1,035,000	1,028,358	Crown Castle International
3.25% 8/26/49	2,105,000	2,118,864	3.80% 2/15/28	5,075,000	5,403,039
Ardagh Packaging Finance 144A 6.00%			4.30% 2/15/29	2,155,000	2,381,875
2/15/25#	445,000	466,405	5.25% 1/15/23	2,190,000	2,390,955
Ashtead Capital 144A 5.25% 8/1/26 #	885,000	943,631	Digicel Group One 144A 8.25%
Bombardier 144A 6.00% 10/15/22 #	685,000	687,569	12/30/22#	579,000	347,400
EnPro Industries 5.75% 10/15/26	240,000	256,500	Digicel Group Two
General Electric			144A 8.25% 9/30/22 #	546,000	117,390
2.10% 12/11/19	795,000	794,407	144A PIK 9.125% 4/1/24 # ✤	2,294,774	240,951
5.55% 5/4/20	1,295,000	1,313,771	Discovery Communications
Grupo Cementos de Chihuahua 144A			4.125% 5/15/29	11,145,000	11,750,610
5.25% 6/23/24 #	1,210,000	1,258,412	5.20% 9/20/47	4,085,000	4,466,104
Ingersoll-Rand Luxembourg Finance			Fox 144A 4.709% 1/25/29 #	3,805,000	4,346,637
3.80% 3/21/29	4,480,000	4,774,403	Frontier Communications 144A 8.00%
Mauser Packaging Solutions Holding			4/1/27#	2,074,000	2,192,612
144A 5.50% 4/15/24 #	1,210,000	1,252,108	GTP Acquisition Partners I 144A 2.35%
Northrop Grumman			6/15/20#	1,095,000	1,094,716
2.55% 10/15/22	5,100,000	5,172,826	IHS Netherlands Holdco 144A 7.125%
3.25% 8/1/23	1,655,000	1,725,373	3/18/25#	1,275,000	1,298,906
Roper Technologies			Millicom International Cellular 144A
2.35% 9/15/24	1,415,000	1,417,047	6.25% 3/25/29 #	1,550,000	1,696,630
2.95% 9/15/29	5,240,000	5,265,078	Sprint
TransDigm 144A 6.25% 3/15/26 #	435,000	468,169	7.125% 6/15/24	550,000	594,165
United Rentals North America 5.50%			7.875% 9/15/23	745,000	820,215
5/15/27	1,250,000	1,329,687	Sprint Communications 7.00% 8/15/20 .	140,000	144,859
United Technologies			Sprint Spectrum 144A 4.738%
3.65% 8/16/23	2,630,000	2,783,711	3/20/25#	1,930,000	2,056,434
4.125% 11/16/28	2,040,000	2,310,464	Telecom Argentina 144A 8.00%
Waste Management			7/18/26#	1,440,000	1,263,600
2.95% 6/15/24	2,435,000	2,519,446	Telefonica Emisiones 5.52% 3/1/49	6,405,000	7,817,823
3.45% 6/15/29	7,051,000	7,611,398	Time Warner Cable 7.30% 7/1/38	5,775,000	7,376,301
4.15% 7/15/49	1,364,000	1,596,960	Time Warner Entertainment 8.375%
		49,218,109	3/15/23	2,495,000	2,955,850
Communications - 5.24%			T-Mobile USA
Altice France 144A 6.25% 5/15/24 #	628,000	650,451	6.375% 3/1/25 =	130,000	0
Altice Luxembourg 144A 7.75%			6.50% 1/15/26 =	1,845,000	0
5/15/22#	200,000	204,750	6.50% 1/15/26	1,110,000	1,196,236
AT&T			Turk Telekomunikasyon 144A 6.875%
3.875% 1/15/26	1,210,000	1,285,383	2/28/25#	1,720,000	1,814,032
4.35% 3/1/29	3,305,000	3,655,531	Verizon Communications 4.50%
4.85% 7/15/45	1,690,000	1,893,902	8/10/33	11,840,000	13,789,500
C&W Senior Financing 144A 7.50%			Viacom 4.375% 3/15/43	5,120,000	5,286,948
10/15/26#	1,445,000	1,528,087	Vodafone Group
Charter Communications Operating			4.25% 9/17/50	1,905,000	1,950,176
4.464% 7/23/22	5,555,000	5,850,011	4.875% 6/19/49	7,885,000	8,821,425
5.05% 3/30/29	5,770,000	6,462,086	Walt Disney
5.125% 7/1/49	2,260,000	2,417,008	1.75% 8/30/24	1,740,000	1,724,261
Comcast 3.70% 4/15/24	7,050,000	7,521,653	2.00% 9/1/29	1,870,000	1,823,483

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-6

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Communications (continued)			Consumer Non-Cyclical (continued)
Zayo Group			CVS Health
144A 5.75% 1/15/27 #	1,065,000	$1,091,412	3.25% 8/15/29	1,555,000	$ 1,566,726
6.375% 5/15/25	230,000	237,717	4.10% 3/25/25	1,155,000	1,234,100
		131,267,237	4.30% 3/25/28	11,120,000	12,037,586
Consumer Cyclical - 1.81%			5.05% 3/25/48	65,000	74,037
AMC Entertainment Holdings 6.125%			Grupo Bimbo 144A 4.00% 9/6/49 #	1,265,000	1,200,422
5/15/27	1,055,000	960,050	JBS Investments II
Atento Luxco 1 144A 6.125% 8/10/22 # .	870,000	884,137	144A 5.75% 1/15/28 #	1,710,000	1,784,813
Dollar Tree 3.70% 5/15/23	4,725,000	4,903,769	144A 7.00% 1/15/26 #	2,220,000	2,400,908
Ford Motor Credit 5.443% (LIBOR03M +			JBS USA 144A 5.75% 6/15/25 #	1,015,000	1,061,254
			Kernel Holding 144A 8.75% 1/31/22 #	1,990,000	2,116,663
3.14%) 1/7/22 •	3,125,000	3,212,993
			Mars
General Motors 6.75% 4/1/46	670,000	767,208
			144A 3.20% 4/1/30 #	825,000	873,769
General Motors Financial
			144A 3.95% 4/1/49 #	5,875,000	6,711,902
4.35% 4/9/25	3,265,000	3,406,857
			MHP 144A 7.75% 5/10/24 #	1,430,000	1,535,441
5.25% 3/1/26	6,790,000	7,377,660
			New York and Presbyterian Hospital
Live Nation Entertainment 144A 5.625%
			4.063% 8/1/56	1,630,000	1,911,397
3/15/26 #	1,020,000	1,087,575
			Post Holdings 144A 5.75% 3/1/27 #	720,000	766,944
Lowe’s
			Rede D’or Finance 144A 4.95%
4.05% 5/3/47	1,720,000	1,840,280
4.55% 4/5/49	9,605,000	11,113,619	1/17/28 #	1,195,000	1,207,069
MGM Resorts International 5.75%			Takeda Pharmaceutical 144A 4.40%
6/15/25	700,000	774,375	11/26/23 #	3,985,000	4,294,770
Penn National Gaming 144A 5.625%			Teva Pharmaceutical Finance
1/15/27 #	1,299,000	1,344,465	Netherlands III 6.75% 3/1/28	1,785,000	1,470,394
Resorts World Las Vegas 144A 4.625%			Zimmer Biomet Holdings 4.625%
4/16/29 #	1,800,000	1,893,348	11/30/19	3,645,000	3,658,151
Royal Caribbean Cruises 3.70%					99,225,743
3/15/28	3,875,000	3,975,739	Electric - 4.34%
Scientific Games International			AES Gener 144A 7.125% 3/26/79 #µ	1,490,000	1,566,363
144A 8.25% 3/15/26 #	880,000	939,400	American Transmission Systems 144A
10.00% 12/1/22	821,000	856,919	5.25% 1/15/22 #	3,930,000	4,188,689
		45,338,394	Atlantic City Electric 4.00% 10/15/28	645,000	724,787
Consumer Non-Cyclical - 3.96%			Avangrid 3.15% 12/1/24	1,090,000	1,124,465
Alcon Finance			Berkshire Hathaway Energy 3.75%
144A 2.75% 9/23/26 #	670,000	676,525	11/15/23	3,280,000	3,478,677
144A 3.00% 9/23/29 #	4,970,000	5,041,271	CenterPoint Energy
144A 3.80% 9/23/49 #	1,607,000	1,694,044	3.85% 2/1/24	1,645,000	1,737,008
Anheuser-Busch InBev Worldwide			4.25% 11/1/28	5,198,000	5,717,946
3.65% 2/1/26	7,275,000	7,801,151	ComEd Financing III 6.35% 3/15/33	2,055,000	2,229,675
4.75% 1/23/29	5,315,000	6,194,231	Duke Energy 4.875% µy	3,115,000	3,191,707
BRF 144A 4.875% 1/24/30 #	1,280,000	1,265,920	Duke Energy Indiana 3.25% 10/1/49	1,590,000	1,589,746
Bristol-Myers Squibb			Emera 6.75% 6/15/76 µ	1,356,000	1,490,271
144A 2.90% 7/26/24 #	3,090,000	3,190,586	Engie Energia Chile 144A 4.50%
144A 4.25% 10/26/49 #	7,900,000	9,213,238	1/29/25 #	470,000	504,075
Cigna			Entergy Arkansas 4.20% 4/1/49	1,930,000	2,238,993
3.193% (LIBOR03M + 0.89%)			Entergy Louisiana 4.95% 1/15/45	545,000	589,752
7/15/23 •	1,770,000	1,774,925	Entergy Mississippi 3.85% 6/1/49	3,060,000	3,417,591
4.125% 11/15/25	6,384,000	6,883,310	Entergy Texas 3.55% 9/30/49	1,380,000	1,441,793
Constellation Brands 3.15% 8/1/29	8,685,000	8,912,570	Evergy
Cott Holdings 144A 5.50% 4/1/25 #	645,000	671,626	2.90% 9/15/29	3,095,000	3,077,690
			4.85% 6/1/21	410,000	424,503

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-7

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Electric (continued)			Energy (continued)
Exelon			Chesapeake Energy 8.00% 1/15/25	600,000	$436,500
3.497% 6/1/22	2,700,000	$ 2,771,549	Crestwood Midstream Partners 5.75%
3.95% 6/15/25	1,045,000	1,121,494	4/1/25	1,050,000	1,084,125
FirstEnergy Transmission 144A 4.55%			Diamond Offshore Drilling 7.875%
4/1/49 #	1,005,000	1,184,848	8/15/25	375,000	296,250
Interstate Power & Light 4.10%			Energy Transfer Operating
9/26/28	6,570,000	7,247,425	5.25% 4/15/29	3,485,000	3,934,571
Israel Electric 144A 5.00% 11/12/24 #	1,110,000	1,224,330	6.25% 4/15/49	975,000	1,185,461
Kallpa Generacion 144A 4.125%			6.625% µy	3,355,000	3,175,575
8/16/27 #	2,485,000	2,584,425	Energy Transfer Partners 5.00%
Kansas City Power & Light 3.65%			10/1/22	5,205,000	5,524,358
8/15/25	3,445,000	3,688,901	Enterprise Products Operating
LG&E & KU Energy 4.375% 10/1/21	3,765,000	3,888,945	3.125% 7/31/29	1,408,000	1,442,936
Louisville Gas & Electric 4.25% 4/1/49	305,000	359,239	4.20% 1/31/50	6,410,000	6,884,039
Mong Duong Finance Holdings 144A			Gazprom OAO Via Gaz Capital 144A
5.125% 5/7/29 #	1,645,000	1,683,470	4.95% 3/23/27 #	1,240,000	1,343,013
National Rural Utilities Cooperative			Genesis Energy 6.75% 8/1/22	615,000	626,285
Finance			Geopark 144A 6.50% 9/21/24 #	1,640,000	1,693,300
4.75% 4/30/43 µ	1,090,000	1,112,274	Gran Tierra Energy 144A 7.75%
5.25% 4/20/46 µ	129,000	137,723	5/23/27 #	1,420,000	1,338,350
Nevada Power 2.75% 4/15/20	2,355,000	2,365,196	Greenko Solar Mauritius 144A 5.95%
New York State Electric & Gas 144A			7/29/26 #	2,555,000	2,579,549
3.25% 12/1/26 #	2,495,000	2,596,158	KazMunayGas National 144A 6.375%
NextEra Energy Capital Holdings			10/24/48 #	1,865,000	2,322,432
2.90% 4/1/22	5,230,000	5,329,465	KazTransGas 144A 4.375% 9/26/27 #	1,465,000	1,538,644
3.15% 4/1/24	2,530,000	2,615,308	Kunlun Energy 144A 2.875% 5/13/20 #	850,000	853,443
5.65% 5/1/79 µ	595,000	646,968	Marathon Oil 4.40% 7/15/27	5,445,000	5,814,548
NV Energy 6.25% 11/15/20	1,860,000	1,943,054	MPLX
PacifiCorp 3.50% 6/15/29	2,445,000	2,668,523	4.00% 3/15/28	1,170,000	1,221,029
Pennsylvania Electric 5.20% 4/1/20	220,000	223,239	4.80% 2/15/29	1,790,000	1,979,609
Perusahaan Listrik Negara			4.875% 12/1/24	4,195,000	4,608,310
144A 4.125% 5/15/27 #	475,000	502,583	5.50% 2/15/49	6,320,000	7,372,771
144A 5.25% 5/15/47 #	1,455,000	1,658,143	Murphy Oil 6.875% 8/15/24	1,695,000	1,779,750
Southern California Edison			Murphy Oil USA 5.625% 5/1/27	775,000	821,500
4.00% 4/1/47	1,745,000	1,880,353	Noble Energy
4.20% 3/1/29	2,560,000	2,858,728	3.25% 10/15/29	1,830,000	1,815,451
4.875% 3/1/49	4,680,000	5,612,636	3.90% 11/15/24	2,320,000	2,433,914
Southwestern Electric Power 4.10%			4.20% 10/15/49	1,345,000	1,325,648
9/15/28	8,245,000	9,138,828	4.95% 8/15/47	3,145,000	3,439,872
State Grid Overseas Investment 2016			5.05% 11/15/44	665,000	726,949
144A 2.25% 5/4/20 #	1,605,000	1,604,434	NuStar Logistics 5.625% 4/28/27	420,000	445,200
Trans-Allegheny Interstate Line 144A			Oasis Petroleum 144A 6.25% 5/1/26 #	1,240,000	1,010,600
3.85% 6/1/25 #	1,190,000	1,266,067	Occidental Petroleum
		108,648,037	2.90% 8/15/24	2,590,000	2,612,568
			3.50% 8/15/29	3,000,000	3,048,505
Energy - 5.51%			ONEOK 7.50% 9/1/23	3,525,000	4,126,962
Abu Dhabi Crude Oil Pipeline 144A			Pertamina Persero 144A 3.65%
4.60% 11/2/47 #	1,490,000	1,741,691	7/30/29 #	1,050,000	1,080,190
ADES International Holding 144A			Petrobras Global Finance
8.625% 4/24/24 #	1,730,000	1,727,838	144A 5.093% 1/15/30 #	4,855,234	5,070,806
AES Andres 144A 7.95% 5/11/26 #	1,535,000	1,640,531
AmeriGas Partners 5.875% 8/20/26	955,000	1,051,980

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-8

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Energy (continued)			Healthcare - 0.27%
Petrobras Global Finance			Bausch Health 144A 5.50% 11/1/25 #	885,000	$ 929,339
6.90% 3/19/49	25,000	$ 28,725	Charles River Laboratories International
7.25% 3/17/44	1,035,000	1,241,483	144A 5.50% 4/1/26 #	795,000	847,653
Petroleos Mexicanos			Encompass Health
6.50% 3/13/27	865,000	902,627	5.75% 11/1/24	1,067,000	1,082,151
144A 6.84% 1/23/30 #	8,184,344	8,478,571	5.75% 9/15/25	610,000	639,493
144A 7.69% 1/23/50 #	1,015,000	1,060,979	HCA
Precision Drilling 144A 7.125%			5.875% 2/15/26	1,225,000	1,372,613
1/15/26 #	420,000	390,600	7.58% 9/15/25	80,000	95,200
QEP Resources 5.625% 3/1/26	295,000	255,175	Tenet Healthcare 5.125% 5/1/25	1,370,000	1,392,331
Sabine Pass Liquefaction			Universal Health Services 144A 5.00%
5.625% 3/1/25	3,420,000	3,845,697	6/1/26 #	485,000	509,250
5.75% 5/15/24	5,548,000	6,188,072			6,868,030
Saudi Arabian Oil			Insurance - 1.09%
144A 4.25% 4/16/39 #	1,280,000	1,383,339	Acrisure 144A 7.00% 11/15/25 #	851,000	797,642
144A 4.375% 4/16/49 #	1,030,000	1,127,719	AssuredPartners 144A 7.00% 8/15/25 # .	569,000	571,845
Schlumberger Holdings 144A 4.30%			HUB International 144A 7.00% 5/1/26 # .	215,000	221,719
5/1/29 #	4,825,000	5,290,888	Marsh & McLennan 4.375% 3/15/29	5,070,000	5,741,279
Sinopec Group Overseas Development			MetLife
2018 144A 2.50% 8/8/24 #	1,880,000	1,882,238	3.60% 4/10/24	2,525,000	2,676,716
Southwestern Energy 7.75% 10/1/27	2,790,000	2,446,481	6.40% 12/15/36	110,000	130,625
Summit Midstream Holdings 5.75%			144A 9.25% 4/8/38 #	2,655,000	3,860,622
4/15/25	450,000	382,140	Prudential Financial
Targa Resources Partners 5.375%			3.70% 3/13/51	3,275,000	3,394,293
2/1/27	855,000	888,131	5.375% 5/15/45 µ	1,730,000	1,836,430
Tecpetrol 144A 4.875% 12/12/22 #	1,680,000	1,589,700	USI 144A 6.875% 5/1/25 #	3,663,000	3,727,029
Transcanada Trust 5.50% 9/15/79 µ	1,725,000	1,782,839	WellCare Health Plans 144A 5.375%
Transocean 144A 9.00% 7/15/23 #	170,000	177,013	8/15/26 #	1,645,000	1,759,821
Transocean Proteus 144A 6.25%			XLIT 5.50% 3/31/45	1,980,000	2,506,275
12/1/24 #	592,500	604,350			27,224,296
Transportadora de Gas del Sur 144A			Media - 0.28%
6.75% 5/2/25 #	1,305,000	1,151,663	Clear Channel Worldwide Holdings 144A
Tullow Oil 144A 7.00% 3/1/25 #	1,940,000	1,976,860	9.25% 2/15/24 #	2,150,000	2,367,494
Whiting Petroleum 6.625% 1/15/26	312,000	212,160	CSC Holdings 144A 7.75% 7/15/25 #	1,080,000	1,163,916
YPF			Gray Television 144A 5.875% 7/15/26 # .	885,000	922,613
144A 8.50% 6/27/29 #	1,245,000	989,775	UPCB Finance IV 144A 5.375%
144A 51.625% (BADLARPP + 4.00%)			1/15/25 #	1,198,000	1,236,935
7/7/20 #•	1,535,000	374,408	Virgin Media Secured Finance 144A
		137,806,686	5.25% 1/15/26 #	1,340,000	1,381,875
Finance Companies - 1.17%					7,072,833
AerCap Ireland Capital 3.65% 7/21/27	8,300,000	8,464,108	Natural Gas - 0.49%
Aviation Capital Group			Boston Gas 144A 3.001% 8/1/29 #	775,000	799,453
144A 4.375% 1/30/24 #	2,790,000	2,940,154	Brooklyn Union Gas 144A 3.865%
144A 4.875% 10/1/25 #	2,480,000	2,689,670
Avolon Holdings Funding			3/4/29 #	5,845,000	6,443,546
144A 3.95% 7/1/24 #	4,710,000	4,836,935	NiSource
144A 4.375% 5/1/26 #	4,270,000	4,420,091	2.95% 9/1/29	2,998,000	3,021,315
BOC Aviation 144A 2.375% 9/15/21 #	2,120,000	2,103,896	5.65% µy	2,080,000	2,091,887
International Lease Finance 8.625%					12,356,201
1/15/22	3,390,000	3,848,884
		29,303,738

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-9

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Real Estate Investment Trusts - 0.42%			Transportation - 0.94%
American Tower Trust #1 144A 3.07%			Adani Abbot Point Terminal 144A 4.45%
3/15/23 #	3,070,000	$ 3,122,031	12/15/22 #	1,882,000	$1,880,963
Corporate Office Properties			Adani Ports & Special Economic Zone
3.60% 5/15/23	1,750,000	1,783,725	144A 4.375% 7/3/29 #	1,050,000	1,097,989
5.25% 2/15/24	1,755,000	1,891,672	Aeropuertos Argentina 2000 144A
CubeSmart 3.125% 9/1/26	1,825,000	1,840,749	6.875% 2/1/27 #	1,401,563	1,299,949
Growthpoint Properties International			DAE Funding 144A 5.75% 11/15/23 #	1,488,000	1,567,385
144A 5.872% 5/2/23 #	1,520,000	1,627,329	FedEx 4.05% 2/15/48	11,275,000	11,102,778
MGM Growth Properties Operating			International Airport Finance 144A
Partnership 144A 5.75% 2/1/27 #	265,000	297,873	12.00% 3/15/33 #	1,545,000	1,720,744
		10,563,379	Latam Finance 144A 7.00% 3/1/26 #	1,475,000	1,575,551
Services - 0.05%			Lima Metro Line 2 Finance 144A 4.35%
Covanta Holding 5.875% 7/1/25	600,000	627,750	4/5/36 #	1,100,000	1,175,625
Prime Security Services Borrower			United Airlines 2014-1 Class A Pass
144A 5.75% 4/15/26 #	185,000	193,103	Through Trust 4.00% 4/11/26 ◆	657,622	699,578
144A 9.25% 5/15/23 #	380,000	400,207	United Airlines 2014-2 Class A Pass
		1,221,060	Through Trust 3.75% 9/3/26 ◆	1,102,381	1,163,563
Technology - 2.24%			United Airlines 2019-1 Class AA Pass
Apple 2.20% 9/11/29	5,990,000	5,888,847	Through Trust 4.15% 8/25/31 ◆	140,000	152,845
Baidu 3.875% 9/29/23	1,415,000	1,474,288			23,436,970
Broadcom			Utilities - 0.24%
144A 3.125% 4/15/21 #	6,425,000	6,488,329	Aegea Finance 144A 5.75% 10/10/24 #	1,315,000	1,372,544
3.50% 1/15/28	6,145,000	6,001,044	Calpine
CDK Global 5.00% 10/15/24	1,870,000	1,996,225	5.75% 1/15/25	235,000	241,756
CommScope Technologies 144A 5.00%			144A 5.875% 1/15/24 #	300,000	307,500
3/15/27 #	374,000	310,420	Empresas Publicas de Medellin 144A
Equinix 5.375% 5/15/27	850,000	918,531	4.25% 7/18/29 #	1,240,000	1,306,836
Fiserv 3.80% 10/1/23	875,000	926,646	Infraestructura Energetica Nova 144A
Global Payments			4.875% 1/14/48 #	1,280,000	1,228,800
2.65% 2/15/25	2,920,000	2,936,013	Vistra Operations 144A 5.50% 9/1/26 #	1,395,000	1,462,937
3.20% 8/15/29	3,600,000	3,653,877			5,920,373
Infor US 6.50% 5/15/22	170,000	173,400
International Business Machines			Total Corporate Bonds
3.00% 5/15/24	2,565,000	2,656,000	(cost $954,623,583)		995,032,264
3.30% 5/15/26	2,850,000	3,010,067	Loan Agreements - 3.82%
3.50% 5/15/29	870,000	934,922	Acrisure Tranche B 1st Lien 6.354%
Iron Mountain US Holdings 144A 5.375%
			(LIBOR03M + 4.25%) 11/22/23 •	1,118,479	1,116,382
6/1/26 #	990,000	1,024,650	ADT Tranche B 1st Lien 5.21%
Microchip Technology
			(LIBOR03M + 3.25%) 9/23/26 •	1,230,000	1,217,480
3.922% 6/1/21	2,730,000	2,789,371
			Altice France Tranche B13 1st Lien
4.333% 6/1/23	880,000	924,820
NXP			6.028% (LIBOR01M + 4.00%)
144A 4.125% 6/1/21 #	4,875,000	5,003,737	8/14/26 •	352,338	351,822
144A 4.30% 6/18/29 #	1,270,000	1,361,027	AMC Entertainment Holdings Tranche B1
144A 4.875% 3/1/24 #	5,755,000	6,247,098	1st Lien 5.23% (LIBOR03M + 3.00%)
Tencent Holdings 144A 3.28%			4/22/26 •	1,324,345	1,331,794
4/11/24 #	1,305,000	1,342,032	American Airlines Tranche B 1st Lien
		56,061,344	4.028% (LIBOR01M + 2.00%)
			12/14/23 •	1,477,788	1,478,596
			Applied Systems 2nd Lien 9.104%
			(LIBOR03M + 7.00%) 9/19/25 •	1,447,023	1,467,824

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-10

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
Aramark Services Tranche B3 1st Lien			Deerfield Dakota Holding Tranche B 1st
3.794% (LIBOR01M + 1.75%)			Lien 5.294% (LIBOR01M + 3.25%)
3/11/25 •	979,296	$982,968	2/13/25 •	342,780	$337,210
AssuredPartners Tranche B 1st Lien			Delek US Holdings Tranche B 1st Lien
5.544% (LIBOR01M + 3.50%)			4.294% (LIBOR01M + 2.25%)
10/22/24 •	311,322	310,413	3/30/25 •	896,362	896,362
Avis Budget Car Rental Tranche B 1st			Drive Chassis Holdco 2nd Lien 10.588%
Lien 4.05% (LIBOR01M + 2.00%)			(LIBOR03M + 8.25%) 4/10/26 •	230,000	217,925
2/13/25 •	745,933	743,757	DTZ US Borrower Tranche B 1st Lien
Ball Metalpack Finco Tranche B 2nd Lien			5.294% (LIBOR01M + 3.25%)
10.874% (LIBOR03M + 8.75%)			8/21/25 •	717,750	720,887
7/31/26 •	213,000	200,220	Edgewater Generation Tranche B 1st
Bausch Health Americas Tranche B 1st			Lien 5.794% (LIBOR01M + 3.75%)
Lien 5.039% (LIBOR01M + 3.00%)			12/13/25 •	530,988	525,678
6/1/25 •	739,722	743,553	Ensemble RCM 1st Lien 6.003%
Berry Global Tranche U 1st Lien 4.549%			(LIBOR03M + 3.75%) 8/1/26 •	788,000	789,970
(LIBOR01M + 2.50%) 5/15/26 •	1,555,103	1,564,380	ExamWorks Group Tranche B1 1st Lien
Blue Ribbon 1st Lien 6.266%			5.294% (LIBOR01M + 3.25%)
(LIBOR03M + 4.00%) 11/13/21 •	863,350	766,223	7/27/23 •	1,986,299	1,996,644
Boxer Parent Tranche B 1st Lien 6.294%			Extended Stay Tranche B 1st Lien
(LIBOR01M + 4.25%) 10/2/25 •	1,023,116	986,907	4.044% (LIBOR01M + 2.00%)
Builders FirstSource 1st Lien 5.044%			9/18/26 •	1,181,559	1,188,451
(LIBOR01M + 3.00%) 2/29/24 •	136,724	137,224	Flying Fortress Holdings Tranche B 1st
Calpine Tranche B9 1st Lien 4.86%			Lien 3.854% (LIBOR03M + 1.75%)
(LIBOR03M + 2.75%) 4/1/26 •	598,500	601,243	10/30/22 •	661,833	664,610
Change Healthcare Holdings Tranche B			Gardner Denver Tranche B1 1st Lien
1st Lien 4.544% (LIBOR01M + 2.50%)			4.794% (LIBOR01M + 2.75%)
3/1/24 •	556,135	554,180	7/30/24 •	846,613	850,126
Charter Communications Operating			Gates Global Tranche B2 1st Lien
Tranche B 1st Lien 4.05% (LIBOR01M			4.794% (LIBOR01M + 2.75%)
+ 2.00%) 4/30/25 •	1,167,170	1,175,460	3/31/24 •	1,106,524	1,092,693
Chemours Tranche B2 1st Lien 3.80%			Gentiva Health Services Tranche B 1st
(LIBOR01M + 1.75%) 4/3/25 •	2,245,843	2,170,046	Lien 5.813% (LIBOR01M + 3.75%)
Chuck E. Cheese 8.544% (LIBOR01M +			7/2/25 •	1,969,244	1,982,758
6.50%) 8/30/26 •	249,000	244,370	GIP III Stetson I Tranche B 1st Lien
CityCenter Holdings Tranche B 1st Lien			6.291% (LIBOR01M + 4.25%)
4.294% (LIBOR01M + 2.25%)			7/18/25 •	384,629	376,616
4/18/24 •	1,371,976	1,376,875	Gray Television Tranche B2 1st Lien
Core & Main Tranche B 1st Lien 4.863%			4.582% (LIBOR03M + 2.25%)
(LIBOR03M + 2.75%) 8/1/24 •	1,487,293	1,479,839	2/7/24 •	1,592,396	1,596,662
CSC Holdings 1st Lien 4.278%			GVC Holdings Tranche B2 1st Lien
(LIBOR01M + 2.25%) 7/17/25 •	791,775	792,167	4.446% (LIBOR06M + 2.25%)
CSC Holdings Tranche B2 1st Lien			3/16/24 •	1,429,235	1,433,254
4.528% (LIBOR01M + 2.50%)			HCA Tranche B10 1st Lien 4.044%
1/25/26 •	790,000	792,218	(LIBOR01M + 2.00%) 3/13/25 •	3,035,342	3,049,253
Datto 1st Lien 6.294% (LIBOR01M +			Hilton Worldwide Finance Tranche B2
4.25%) 4/2/26 •	822,938	831,510	1st Lien 3.787% (LIBOR01M + 1.75%)
DaVita Tranche B 1st Lien 4.294%			6/21/26 •	188,754	190,104
(LIBOR01M + 2.25%) 8/12/26	1,641,000	1,652,054	Howden Tranche B 1st Lien
			5.25% 9/30/26	342,000	334,305

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-11

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
HUB International Tranche B 1st Lien			Prestige Brands Tranche B5 1st Lien
5.267% (LIBOR03M + 3.00%)			4.044% (LIBOR01M + 2.00%)
4/25/25 •	1,975,000	$1,955,866	1/26/24 •	1,105,108	$1,108,423
INEOS US Finance Tranche B 1st Lien			Radiate Holdco Tranche B 1st Lien
4.044% (LIBOR01M + 2.00%)			5.044% (LIBOR01M + 3.00%)
3/31/24 •	727,237	722,237	2/1/24 •	936,258	933,742
Inmarsat Tranche B 1st Lien			Russell Investments US Institutional
4.50% 9/23/26	1,309,000	1,290,455	Holdco Tranche B 1st Lien 5.294%
IQVIA Tranche B3 1st Lien 3.854%			(LIBOR01M + 3.25%) 6/1/23 •	994,859	983,667
(LIBOR03M + 1.75%) 6/11/25 •	1,466,438	1,470,791	Sable International Finance Tranche B4
Iron Mountain Tranche B 1st Lien			1st Lien 5.294% (LIBOR01M + 3.25%)
3.794% (LIBOR01M + 1.75%)			1/31/26 •	192,427	193,485
1/2/26 •	1,949,264	1,935,863	Scientific Games International Tranche
JBS USA LUX Tranche B 1st Lien			B5 1st Lien 4.876% (LIBOR02M +
4.544% (LIBOR01M + 2.50%)			2.75%) 8/14/24 •	1,151,570	1,143,550
5/1/26 •	388,050	390,435	SFR Tranche B11 1st Lien 4.794%
Kronos Tranche B 1st Lien 5.253%			(LIBOR01M + 2.75%) 7/18/25 •	871,812	853,068
(LIBOR03M + 3.00%) 11/1/23 •	865,972	868,611	Sinclair Television Group Tranche B1 1st
LUX HOLDCO III 1st Lien 5.146%			Lien 4.30% (LIBOR01M + 2.25%)
(LIBOR02M + 3.00%) 3/28/25 •	602,821	575,317	1/3/24 •	1,204,509	1,210,140
Mauser Packaging Solutions Holding			Sprint Communications Tranche B 1st
Tranche B 1st Lien 5.59% (LIBOR03M			Lien
+ 3.25%) 4/3/24 •	487,345	478,106	4.563% (LIBOR01M + 2.50%)
Merrill Communications Tranche B 1st			2/3/24 •	1,556,074	1,546,737
Lien 5.00% 9/26/26	427,000	428,067	5.063% (LIBOR01M + 3.00%)
MGM Growth Properties Operating			2/3/24 •	754,300	753,823
Partnership Tranche B 1st Lien			SS&C European Holdings Tranche B4
4.044% (LIBOR01M + 2.00%)			1st Lien 4.294% (LIBOR01M + 2.25%)
3/25/25 •	1,483,104	1,488,435	4/16/25 •	547,046	550,009
Microchip Technology 1st Lien 4.05%			SS&C Technologies Tranche B3 1st Lien
(LIBOR01M + 2.00%) 5/24/25 •	1,365,368	1,373,890	4.294% (LIBOR01M + 2.25%)
Nascar Holdings Tranche B 1st Lien			4/16/25 •	828,201	832,687
2.75% (LIBOR03M + 2.75%) 7/26/26	520,000	524,347	Stars Group Tranche B 1st Lien 5.604%
NFP Tranche B 1st Lien 5.044%			(LIBOR03M + 3.50%) 7/10/25 •	415,285	417,458
(LIBOR01M + 3.00%) 1/8/24 •	1,217,905	1,198,571	Surgery Center Holdings 1st Lien 5.30%
ON Semiconductor Tranche B4 1st Lien			(LIBOR01M + 3.25%) 8/31/24 •	512,692	502,438
4.044% (LIBOR01M + 2.00%)			Tecta America 1st Lien 6.544%
9/19/26 •	1,708,434	1,717,213	(LIBOR01M + 4.50%) 11/21/25 •	858,513	848,318
Penn National Gaming Tranche B1 1st			Telenet Financing USD Tranche AN-DD
Lien 4.294% (LIBOR01M + 2.25%)			1st Lien 4.278% (LIBOR01M + 2.25%)
10/15/25	1,414,313	1,423,309	8/15/26 •	1,480,000	1,483,083
Perstorp Holding Tranche B 1st Lien			Titan Acquisition Tranche B 1st Lien
6.854% (LIBOR03M + 4.75%)			5.044% (LIBOR01M + 3.00%)
2/26/26 •	1,075,595	1,021,815	3/28/25 •	341,610	327,946
PQ Tranche B 1st Lien 4.756%			TransDigm Tranche F 1st Lien 4.544%
(LIBOR03M + 2.50%) 2/8/25 •	2,424,360	2,431,721	(LIBOR01M + 2.50%) 6/9/23 •	1,781,194	1,780,219
Pregis TopCo Tranche B 1st Lien			Trident TPI Holdings 1st Lien 5.294%
6.253% (LIBOR03M + 4.00%)			(LIBOR01M + 3.25%) 10/5/24 •	655,019	634,004
8/1/26 •	571,000	570,286	UGI Tranche B 1st Lien 5.794%
			(LIBOR01M + 3.75%) 8/13/26 •	734,160	740,584

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-12

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Non-Agency Asset-Backed
Ultimate Software Group 1st Lien			Securities (continued)
5.794% (LIBOR01M + 3.75%)			Barclays Dryrock Issuance Trust
5/3/26 •	1,699,774	$1,710,610	Series 2017-1 A 2.358% (LIBOR01M +
United Rentals North America Tranche B			0.33%, Floor 0.33%) 3/15/23 •	540,000	$540,521
1st Lien 3.794% (LIBOR01M + 1.75%)			Chesapeake Funding II
10/31/25 •	123,750	124,485	Series 2017-3A A2 144A 2.368%
US Foods Tranche B 1st Lien			(LIBOR01M + 0.34%) 8/15/29 #•	1,749,440	1,749,131
2.00% 9/13/26	1,655,000	1,663,662	Citibank Credit Card Issuance Trust
USI Tranche B 1st Lien 5.104%			Series 2017-A5 A5 2.666%
(LIBOR03M + 3.00%) 5/16/24 •	2,884,563	2,838,892	(LIBOR01M + 0.62%, Floor 0.62%)
USIC Holdings 1st Lien 5.294%			4/22/26 •	1,220,000	1,229,012
(LIBOR01M + 3.25%) 12/9/23 •	404,294	401,767	Series 2018-A2 A2 2.374%
Vistra Operations Tranche B3 1st Lien			(LIBOR01M + 0.33%) 1/20/25 •	2,260,000	2,262,965
4.036% (LIBOR01M + 2.00%)			Citicorp Residential Mortgage Trust
12/31/25 •	2,003,096	2,011,233	Series 2006-3 A5 5.192% 11/25/36 •	1,793,571	1,840,700
VVC Holding Tranche B 1st Lien 6.681%			CNH Equipment Trust
(LIBOR03M + 4.50%) 2/11/26 •	955,200	951,419	Series 2019-B A2 2.55% 9/15/22	5,445,000	5,465,678
Wand NewCo 3 Tranche B 1st Lien			Discover Card Execution Note Trust
5.542% (LIBOR01M + 3.50%)			Series 2017-A7 A7 2.388%
2/5/26 •	600,000	603,656	(LIBOR01M + 0.36%) 4/15/25 •	1,525,000	1,522,730
Zayo Group Tranche B2 1st Lien 4.294%			Hardee’s Funding
(LIBOR01M + 2.25%) 1/19/24 •	2,093,757	2,100,735	Series 2018-1A A2I 144A
ZelisRedCard Tranche B 1st Lien			4.25% 6/20/48 #	1,806,750	1,832,731
4.75% 9/30/26	1,138,000	1,126,620	Series 2018-1A A2II 144A
Total Loan Agreements			4.959% 6/20/48 #	1,237,500	1,283,894
(cost $95,716,743)		95,554,808	HOA Funding
			Series 2014-1A A2 144A
Municipal Bonds - 0.12%			4.846% 8/20/44 #	4,410,000	4,431,962
South Carolina Public Service Authority			Mercedes-Benz Master Owner Trust
Series D 4.77% 12/1/45	340,000	432,538	Series 2018-BA A 144A 2.368%
State of California Various Purposes			(LIBOR01M + 0.34%) 5/15/23 #•	1,000,000	1,000,150
(Taxable Build America Bonds)			Series 2019-AA A 144A 2.378%
7.55% 4/1/39	925,000	1,532,262	(LIBOR01M + 0.35%) 5/15/23 #•	5,675,000	5,677,817
Texas Water Development Board (2016			Navistar Financial Dealer Note Master
State Water Implementation)			Owner Trust II
(Water Implementation Revenue)
			Series 2018-1 A 144A 2.648%
Series B 5.00% 10/15/46	795,000	945,001
			(LIBOR01M + 0.63%, Floor 0.63%)
Total Municipal Bonds
			9/25/23 #•	950,000	951,170
(cost $2,684,945)		2,909,801	Penarth Master Issuer
Non-Agency Asset-Backed			Series 2018-2A A1 144A 2.491%
Securities - 2.71%			(LIBOR01M + 0.45%) 9/18/22 #•	3,865,000	3,865,000
American Express Credit Account Master			PFS Financing
Trust			Series 2018-E A 144A 2.478%
Series 2018-3 A 2.348% (LIBOR01M +			(LIBOR01M + 0.45%) 10/17/22 #•	5,500,000	5,500,891
0.32%) 10/15/25 •	1,745,000	1,743,831	Taco Bell Funding
Series 2018-5 A 2.368% (LIBOR01M +			Series 2016-1A A2II 144A
0.34%) 12/15/25 •	960,000	961,297	4.377% 5/25/46 #	1,710,625	1,734,334
Series 2018-7 A 2.388% (LIBOR01M +			Towd Point Mortgage Trust
0.36%) 2/17/26 •	500,000	499,283	Series 2015-5 A1B 144A
			2.75% 5/25/55 #•	630,149	632,346

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-13

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed			Non-Agency Collateralized Mortgage
Securities (continued)			Obligations (continued)
Towd Point Mortgage Trust			Chase Home Lending Mortgage Trust
Series 2015-6 A1B 144A			Series 2019-ATR2 A3 144A
2.75% 4/25/55 #•	746,410	$747,526	3.50% 7/25/49 #•	1,273,340	$1,292,093
Series 2016-1 A1B 144A			Citicorp Mortgage Securities Trust
2.75% 2/25/55 #•	387,662	388,276	Series 2006-3 1A9 5.75% 6/25/36	56,815	57,583
Series 2016-2 A1 144A			Connecticut Avenue Securities Trust
3.00% 8/25/55 #•	463,011	466,742	Series 2018-R07 1M2 144A 4.418%
Series 2016-3 A1 144A			(LIBOR01M + 2.40%) 4/25/31 #•	1,845,000	1,862,940
2.25% 4/25/56 #•	594,198	591,785	Series 2019-R01 2M2 144A 4.468%
Series 2017-1 A1 144A			(LIBOR01M + 2.45%) 7/25/31 #•	1,200,000	1,210,425
2.75% 10/25/56 #•	564,582	569,725	Flagstar Mortgage Trust
Series 2017-2 A1 144A			Series 2018-1 A5 144A
2.75% 4/25/57 #•	308,882	311,224	3.50% 3/25/48 #•	1,140,283	1,157,537
Series 2017-4 M1 144A			Series 2018-5 A7 144A
3.25% 6/25/57 #•	1,505,000	1,524,601	4.00% 9/25/48 #•	687,751	692,984
Series 2018-1 A1 144A			Galton Funding Mortgage Trust
3.00% 1/25/58 #•	554,635	561,598	Series 2018-1 A43 144A
Toyota Auto Receivables Owner Trust			3.50% 11/25/57 #•	748,549	757,837
Series 2019-B A2A 2.59% 2/15/22	4,575,000	4,592,716	Holmes Master Issuer
Trafigura Securitisation Finance			Series 2018-2A A2 144A 2.723%
Series 2017-1A A1 144A 2.878%			(LIBOR03M + 0.42%) 10/15/54 #•	1,479,426	1,478,730
(LIBOR01M + 0.85%) 12/15/20 #•	1,800,000	1,802,785	JPMorgan Mortgage Trust
Series 2018-1A A1 144A 2.758%			Series 2014-2 B1 144A
(LIBOR01M + 0.73%) 3/15/22 #•	3,340,000	3,330,100	3.407% 6/25/29 #•	593,562	603,462
Vantage Data Centers Issuer			Series 2014-2 B2 144A
Series 2018-1A A2 144A			3.407% 6/25/29 #•	221,865	223,410
4.072% 2/16/43 #	885,750	920,675	Series 2014-IVR6 2A4 144A
Verizon Owner Trust			2.50% 7/25/44 #•	1,050,000	1,048,736
Series 2017-1A A 144A			Series 2015-4 B1 144A
2.06% 9/20/21 #	741,090	740,878	3.625% 6/25/45 #•	1,035,353	1,068,292
Series 2019-B A1B 2.494%			Series 2015-4 B2 144A
(LIBOR01M + 0.45%) 12/20/23 •	2,000,000	2,000,874	3.625% 6/25/45 #•	742,753	753,847
Volvo Financial Equipment Master Owner			Series 2016-4 B1 144A
Trust			3.898% 10/25/46 #•	503,944	527,924
Series 2017-A A 144A 2.528%			Series 2016-4 B2 144A
(LIBOR01M + 0.50%) 11/15/22 #•	3,500,000	3,506,636	3.898% 10/25/46 #•	864,565	892,746
Wendys Funding			Series 2017-1 B2 144A
Series 2018-1A A2I 144A			3.544% 1/25/47 #•	1,640,359	1,647,562
3.573% 3/15/48 #	1,154,438	1,172,724	Series 2017-2 A3 144A
			3.50% 5/25/47 #•	706,784	718,960
Total Non-Agency Asset-Backed			Series 2018-3 A5 144A
Securities			3.50% 9/25/48 #•	976,933	989,106
(cost $67,509,008)		67,954,308	Series 2018-6 1A4 144A
			3.50% 12/25/48 #•	750,086	757,653
Non-Agency Collateralized Mortgage			Series 2018-7FRB A2 144A 2.895%
Obligations - 1.70%			(LIBOR01M + 0.75%) 4/25/46 #•	943,439	940,364
Chase Home Lending Mortgage Trust			JPMorgan Trust
Series 2019-ATR1 A4 144A			Series 2015-1 B2 144A
4.00% 4/25/49 #•	689,911	696,212	3.588% 12/25/44 #•	1,297,854	1,292,232

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-14

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Collateralized Mortgage			Non-Agency Commercial
Obligations (continued)			Mortgage-Backed
JPMorgan Trust			Securities - 7.51%
Series 2015-5 B2 144A			BANK
3.338% 5/25/45 #•	1,189,813	$1,177,750	Series 2017-BNK5 A5 3.39% 6/15/60 .	3,645,000	$3,901,679
Series 2015-6 B1 144A			Series 2017-BNK5 B
3.601% 10/25/45 #•	711,833	733,217	3.896% 6/15/60 •	1,500,000	1,602,156
Series 2015-6 B2 144A			Series 2017-BNK7 A5
3.601% 10/25/45 #•	689,588	700,334	3.435% 9/15/60	2,645,000	2,842,758
New Residential Mortgage Loan Trust			Series 2018-BN14 A4
Series 2018-RPL1 A1 144A			4.231% 9/15/60 •	1,500,000	1,708,029
3.50% 12/25/57 #•	845,205	877,468	Series 2019-BN20 A3
Permanent Master Issuer			3.011% 9/15/61	1,850,000	1,932,638
Series 2018-1A 1A1 144A 2.683%			Series 2019-BN21 A5
(LIBOR03M + 0.38%) 7/15/58 #•	1,000,000	1,000,290	2.851% 10/15/52	5,000,000	5,147,990
Sequoia Mortgage Trust			BENCHMARK Mortgage Trust
Series 2014-2 A4 144A			Series 2018-B1 A5 3.666% 1/15/51 •	1,270,000	1,384,889
3.50% 7/25/44 #•	515,565	524,343	Series 2018-B3 A5 4.025% 4/10/51	1,075,000	1,202,666
Series 2015-1 B2 144A			Series 2018-B6 A4 4.261% 10/10/51	1,450,000	1,655,504
3.88% 1/25/45 #•	796,692	816,343	Series 2019-B9 A5 4.016% 3/15/52	7,410,000	8,342,089
Series 2015-2 B2 144A			Cantor Commercial Real Estate Lending
3.739% 5/25/45 #•	4,896,592	4,989,332	Series 2019-CF1 A5 3.786% 5/15/52	7,460,000	8,254,130
Series 2017-4 A1 144A			Series 2019-CF2 A5
3.50% 7/25/47 #•	739,063	750,871	2.874% 11/15/52	6,500,000	6,692,848
Series 2017-5 B1 144A			CD Mortgage Trust
3.867% 8/25/47 #•	3,541,410	3,710,031	Series 2016-CD2 A3
Series 2018-5 A4 144A			3.248% 11/10/49	12,150,000	12,842,057
3.50% 5/25/48 #•	1,165,574	1,186,451	Series 2019-CD8 A4 2.912% 8/15/57 .	2,650,000	2,736,870
Series 2018-8 A4 144A			CFCRE Commercial Mortgage Trust
			Series 2011-C2 C 144A
4.00% 11/25/48 #•	1,716,214	1,726,873
Silverstone Master Issuer			5.939% 12/15/47 #•	880,000	936,125
			Series 2016-C7 A3 3.839% 12/10/54	5,695,000	6,210,008
Series 2018-1A 1A 144A 2.668%			Citigroup Commercial Mortgage Trust
(LIBOR03M + 0.39%) 1/21/70 #•	2,960,000	2,950,158	Series 2014-GC25 A4
Washington Mutual Mortgage Pass			3.635% 10/10/47	1,935,000	2,063,595
Through Certificates Trust			Series 2015-GC27 A5
Series 2005-1 5A2 6.00% 3/25/35 ◆	7,996	731	3.137% 2/10/48	2,780,000	2,901,499
Wells Fargo Mortgage-Backed Securities			Series 2016-P3 A4 3.329% 4/15/49	3,100,000	3,284,312
Trust			Series 2017-C4 A4 3.471% 10/12/50	1,560,000	1,678,100
Series 2006-2 3A1 5.75% 3/25/36	110,201	108,945	Series 2018-C5 A4 4.228% 6/10/51 •	2,100,000	2,386,893
Series 2006-3 A11 5.50% 3/25/36	173,100	175,825	COMM Mortgage Trust
Series 2006-AR5 2A1			Series 2013-CR6 AM 144A
5.187% 4/25/36 •	105,921	106,316	3.147% 3/10/46 #	1,765,000	1,811,418
Series 2007-AR10 2A1			Series 2013-WWP A2 144A
4.906% 1/25/38 •	513,871	500,424	3.424% 3/10/31 #	2,540,000	2,653,890
Total Non-Agency Collateralized			Series 2014-CR19 A5
Mortgage Obligations			3.796% 8/10/47	9,707,000	10,389,470
(cost $41,988,905)		42,706,337	Series 2014-CR20 AM
			3.938% 11/10/47	7,775,000	8,264,148
			Series 2015-3BP A 144A
			3.178% 2/10/35 #	3,960,000	4,143,340

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-15

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Commercial			Non-Agency Commercial
Mortgage-Backed			Mortgage-Backed
Securities (continued)			Securities (continued)
COMM Mortgage Trust			Morgan Stanley BAML Trust
Series 2015-CR23 A4			Series 2015-C26 A5
3.497% 5/10/48	1,910,000	$2,028,806	3.531% 10/15/48	1,970,000	$2,103,224
DB-JPM Mortgage Trust			Series 2016-C29 A4 3.325% 5/15/49	1,620,000	1,714,307
Series 2016-C1 A4 3.276% 5/10/49	1,790,000	1,892,813	Morgan Stanley Capital I Trust
Series 2016-C3 A5 2.89% 8/10/49	1,985,000	2,056,960	Series 2006-HQ10 B
DB-UBS Mortgage Trust			5.448% 11/12/41 •	1,604,590	1,461,568
Series 2011-LC1A C 144A			Series 2006-T21 B 144A
5.885% 11/10/46 #•	1,265,000	1,308,313	5.678% 10/12/52 #•	723,137	723,579
GS Mortgage Securities Corp II			UBS Commercial Mortgage Trust
Series 2018-GS10 C			Series 2012-C1 A3 3.40% 5/10/45	1,255,927	1,283,876
4.559% 7/10/51 •	1,100,000	1,207,062	Series 2018-C9 A4 4.117% 3/15/51 •	2,365,000	2,654,406
GS Mortgage Securities Trust			UBS-Barclays Commercial Mortgage
Series 2010-C1 C 144A			Trust
5.635% 8/10/43 #•	1,010,000	1,024,249	Series 2013-C5 B 144A
Series 2015-GC32 A4			3.649% 3/10/46 #•	1,000,000	1,026,171
3.764% 7/10/48	1,240,000	1,339,571	Wells Fargo Commercial Mortgage Trust
Series 2017-GS5 A4 3.674% 3/10/50 .	2,980,000	3,235,803	Series 2014-LC18 A5
Series 2017-GS6 A3 3.433% 5/10/50 .	4,410,000	4,718,576	3.405% 12/15/47	1,175,000	1,238,624
Series 2018-GS9 A4			Series 2015-NXS3 A4
3.992% 3/10/51 •	1,370,000	1,524,675	3.617% 9/15/57	1,250,000	1,339,618
Series 2018-GS9 C 4.509% 3/10/51 • .	400,000	434,577	Series 2016-BNK1 A3
Series 2019-GC39 A4			2.652% 8/15/49	2,575,000	2,624,256
3.567% 5/10/52	820,000	893,475	Series 2017-C38 A5 3.453% 7/15/50	2,240,000	2,402,280
Series 2019-GC42 A4 3.001% 9/1/52 .	3,750,000	3,910,156	WF-RBS Commercial Mortgage Trust
JPM-BB Commercial Mortgage			Series 2012-C10 A3
Securities Trust			2.875% 12/15/45	3,605,000	3,676,900
Series 2015-C31 A3 3.801% 8/15/48	3,395,000	3,676,251	Total Non-Agency Commercial
Series 2015-C33 A4 3.77% 12/15/48	4,710,000	5,106,370	Mortgage-Backed Securities
JPM-DB Commercial Mortgage			(cost $182,403,880)		188,087,589
Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	2,080,000	2,183,767	Sovereign Bonds - 1.59% Δ
Series 2017-C7 A5 3.409% 10/15/50	3,425,000	3,669,329	Argentina - 0.07%
JPMorgan Chase Commercial Mortgage			Argentine Republic Government
Securities Trust			International Bond
Series 2005-CB11 E			5.625% 1/26/22	3,465,000	1,507,310
5.739% 8/12/37 •	600,000	604,085	6.875% 1/11/48	328,000	139,403
Series 2013-LC11 B 3.499% 4/15/46	2,445,000	2,506,049			1,646,713
Series 2015-JP1 A5 3.914% 1/15/49	1,590,000	1,736,737	Bahrain - 0.02%
Series 2016-JP2 A4 2.822% 8/15/49	4,995,000	5,154,987	Bahrain Government International Bond
Series 2016-JP2 AS 3.056% 8/15/49	3,095,000	3,171,811	144A 5.625% 9/30/31 #	600,000	606,361
Series 2016-WIKI A 144A					606,361
2.798% 10/5/31 #	1,610,000	1,625,577
			Egypt - 0.39%
Series 2016-WIKI B 144A
			Egypt Government International Bond
3.201% 10/5/31 #	1,490,000	1,507,993	144A 5.577% 2/21/23 #	6,735,000	6,891,811
LB-UBS Commercial Mortgage Trust			144A 7.60% 3/1/29 #	1,245,000	1,321,122
Series 2006-C6 AJ 5.452% 9/15/39 •	1,040,993	606,263	144A 8.70% 3/1/49 #	1,490,000	1,606,570
Morgan Stanley BAML Trust					9,819,503
Series 2014-C17 A5 3.741% 8/15/47	1,640,000	1,745,424

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-16

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Sovereign Bonds Δ (continued)			Sovereign Bonds Δ (continued)
El Salvador - 0.06%			Sri Lanka - 0.04%
El Salvador Government International			Sri Lanka Government International Bond
Bond 144A 7.125% 1/20/50 #	1,370,000	$1,399,112	144A 7.55% 3/28/30 #	1,110,000	$1,094,916
		1,399,112			1,094,916
Ghana - 0.05%			Turkey - 0.10%
Ghana Government International Bond			Turkey Government International Bond
144A 7.875% 3/26/27 #	1,302,000	1,338,901	5.75% 5/11/47	220,000	192,335
		1,338,901	6.35% 8/10/24	850,000	867,013
Ivory Coast - 0.13%			7.625% 4/26/29	1,300,000	1,384,623
Ivory Coast Government International					2,443,971
Bond 144A 6.125% 6/15/33 #	3,400,000	3,284,142	Ukraine - 0.10%
		3,284,142	Ukraine Government International Bond
			144A 7.75% 9/1/26 #	1,000,000	1,045,993
Kenya - 0.07%
			144A 9.75% 11/1/28 #	1,220,000	1,400,737
Kenya Government International Bond
					2,446,730
144A 8.00% 5/22/32 #	1,585,000	1,665,147
		1,665,147	Uruguay - 0.05%
			Uruguay Government International Bond
Mexico - 0.07%
			4.375% 1/23/31	1,255,000	1,387,729
Mexico Government International Bond
					1,387,729
4.35% 1/15/47	1,700,000	1,759,347
		1,759,347	Uzbekistan - 0.07%
			Republic of Uzbekistan Bond 144A
Nigeria - 0.06%
			5.375% 2/20/29 #	1,695,000	1,866,754
Nigeria Government International Bond
					1,866,754
144A 7.875% 2/16/32 #	1,445,000	1,525,153
		1,525,153	Total Sovereign Bonds
Paraguay - 0.05%			(cost $39,409,804)		39,829,899
Paraguay Government International			Supranational Bank - 0.07%
Bond 144A 5.40% 3/30/50 #	1,085,000	1,238,256	Banque Ouest Africaine de
		1,238,256	Developpement 144A
Qatar - 0.05%			5.00% 7/27/27 #	1,690,000	1,801,540
Qatar Government International Bond			Total Supranational Bank
144A 4.00% 3/14/29 #	1,205,000	1,336,873	(cost $1,657,451)		1,801,540
		1,336,873
			US Treasury Obligations - 17.88%
Russia - 0.12%
			US Treasury Bond
Russian Foreign Bond - Eurobond
144A 4.25% 6/23/27 #	1,600,000	1,704,568	2.25% 8/15/49	2,515,000	2,589,713
144A 5.25% 6/23/47 #	1,000,000	1,190,018	US Treasury Inflation
		2,894,586	Indexed Notes
			0.25% 7/15/29	74,019,337	74,861,581
Senegal - 0.06%			US Treasury Notes
Senegal Government International Bond			1.50% 9/30/24	3,460,000	3,452,093
144A 6.75% 3/13/48 #	1,447,000	1,398,216	1.625% 8/15/29	28,110,000	27,991,412
		1,398,216	1.75% 7/31/21	1,150,000	1,151,707
South Africa - 0.03%			1.75% 6/30/24 ∞	256,040,000	258,275,357
Republic of South Africa Government			2.375% 5/15/29	74,615,000	79,269,693
International Bond 5.75% 9/30/49	680,000	677,489	Total US Treasury Obligations
		677,489	(cost $442,700,194)		447,591,556

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-17

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 0.00%			Short-Term Investments - 4.77%
Adelphia Recovery Trust =†	1	$0	Money Market Mutual Funds - 2.81%
Century Communications =†	2,500,000	0	BlackRock FedFund - Institutional
			Shares (seven-day effective yield
Total Common Stock (cost $75,684)		0	1.86%)	14,067,495	$14,069,304
			Fidelity Investments Money Market
Convertible Preferred Stock - 0.10%
A Schulman 6.00% exercise price			Government Portfolio - Class I
$52.33 y	2,494	2,624,935	(seven-day effective yield 1.86%)	14,067,495	14,069,307
			GS Financial Square Government Fund -
Total Convertible Preferred Stock
			Institutional Shares (seven-day
(cost $2,347,167)		2,624,935
			effective yield 1.86%)	14,067,495	14,069,303
Preferred Stock - 0.01%			Morgan Stanley Government Portfolio -
USB Realty 144A 3.45% (LIBOR03M +			Institutional Share Class (seven-day
1.15%) #•	300,000	256,956	effective yield 1.85%)	14,067,495	14,069,305
Total Preferred Stock (cost $240,575)		256,956	State Street Institutional US Government
			Money Market Fund - Investor Class
			(seven-day effective yield 1.80%)	14,067,495	14,068,708
					70,345,927
				Principal
				amount°
			US Treasury Obligation - 1.96% `
			US Treasury Bill 1.25% 1/31/20	49,110,000	49,004,492
					49,004,492
			Total Short-Term Investments
			(cost $119,351,578)		119,350,419

Total Value of Securities - 100.24%
(cost $2,449,713,113)	2,509,474,109
Liabilities Net of Receivables and Other Assets - (0.24%) B	(6,072,597)
Net Assets Applicable to 235,906,409 Shares Outstanding - 100.00%	$2,503,401,512

#  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2019, the aggregate value of Rule 144A securities was $522,005,517, which represents 20.85% of the Series’ net assets.
◆ PassThroughAgreement. Securityrepresentsthecontractualrighttoreceiveaproportionateamountofunderlyingpaymentsduetothecounterpartypursuanttovariousagreements
    related to the rescheduling of obligations and the exchange of certain notes.
✤ PIK. 78% of the income received was in cash and 22% was in principal.
=  The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
`    The rate shown is the effective yield at the time of purchase.
°   Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ   Securities have been classified by country of origin.
µ   Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Sept. 30, 2019. Rate will reset at a future date.
S    Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y   No contractual maturity date.
†   Non-income producing security.
•   Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Sept. 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
B   Of this amount, $1,150,000 represents cash collateral held at broker for certain open derivatives as of Sept. 30, 2019.
∞ Fully or partially pledged as collateral for futures contracts.

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-18

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

The following futures contracts and swap contracts were outstanding at Sept. 30, 2019:

Futures Contracts

						Variation
						Margin
				Value/	Value/	Due from
	Notional	Notional	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)	Amount	Cost (Proceeds)	Date	Appreciation	Depreciation	Brokers
US Treasury 10
(7) yr Notes	$(912,188)	$(922,616)	12/19/19	$10,428	$—	$547
US Treasury 5 yr
2,391 Notes	284,883,914	286,813,588	12/31/19	—	(1,929,674)	(112,078)
US Treasury
634 Long Bond	102,906,125	105,067,206	12/19/19	—	(2,161,081)	(19,813)
Total Futures Contracts		$390,958,178		$10,428	$(4,090,755)	$(131,344)

Swap Contracts
CDS Contracts[1]

Variation
Counterparty/						Margin
Reference Obligation/		Annual		Upfront		Due from
Termination Date/	Notional	Protection		Payments	Unrealized	(Due to)
Payment Frequency	Amount[2]	Payments	Value	Paid (Received)	Appreciation[3]	Brokers
Over-The-Counter/
Protection Sold/
Moody’s Ratings:
MSCS-CMBX. NA. BBB-. 6[4]
5/11/63 - Monthly	13,275,000	3.00%	$(1,123,345)	$(1,516,880)	$393,535	$—

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Series’ net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(1,587).

4Markit’s CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-19

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Summary of abbreviations:
ARM - Adjustable Rate Mortgage
BADLARPP - Argentina Term Deposit Rate
BAML - Bank of America Merrill Lynch
BB - Barclays Bank
CDO - Collateralized Debt Obligation
CDS - Credit Default Swap
CLO - Collateralized Loan Obligation
CMBX. NA - Commercial Mortgaged-Backed Securities Index North America
DB - Deutsche Bank
FREMF - Freddie Mac Multifamily
GNMA - Government National Mortgage Association
GS - Goldman Sachs
ICE - Intercontinental Exchange
JPM - JPMorgan
LB - Lehman Brothers
LIBOR - London Interbank Offered Rate
LIBOR01M - ICE LIBOR USD 1 Month
LIBOR02M - ICE LIBOR USD 2 Month
LIBOR03M - ICE LIBOR USD 3 Month
LIBOR06M - ICE LIBOR USD 6 Month
LIBOR12M - ICE LIBOR USD 12 Month
MSCS - Morgan Stanley Capital Services LLC
PIK - Payment-in-Kind
RBS - Royal Bank of Scotland
REMIC - Real Estate Mortgage Investment Conduit
S. F. - Single Family
TBA - To be announced
USD - US Dollar
WF - Wells Fargo
yr - Year

NQ-VIP- 866 [9/19] 11/19 (1006218) Diversified Income Series-20